PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT
	Development and Production Assets	Processing and Other Equipment	Total
Cost or deemed cost
Balance at January 1, 2023	$234,126	$1,378	$235,504
Additions (a)	53,713	60	53,774
Balance at December 31, 2023	$287,839	$1,438	$289,277
Additions (b)	31,516	9	31,525
Balance at December 31, 2024	$319,355	$1,447	$320,802

Accumulated depletion and depreciation
Balance at January 1, 2023	$57,610	$1,340	$58,950
Depletion and depreciation	14,137	29	14,166
Balance at December 31, 2023	$71,747	$1,369	$73,116
Depletion and depreciation	14,701	23	14,724
Balance at December 31, 2024	$86,448	$1,392	$87,840

Net book value
At December 31, 2023	$216,092	$69	$216,161
At December 31, 2024	$232,907	$55	$232,962

(a)	Includes non-cash additions of $140 from capitalized stock-based compensation and $462 from assets related to ARO liabilities.
(b)	Includes non-cash additions of $162 from capitalized stock-based compensation and $112 from assets related to ARO liabilities.